Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Oct. 31, 2015	Jan. 31, 2015	Nov. 01, 2014	Feb. 01, 2014
Current assets:
Cash	$ 3,960	$ 21,952	$ 3,341	$ 12,166
Inventories	212,581	169,872	185,843	146,218
Accounts receivable	418	318	343	339
Deferred income taxes	4,559	4,166	3,166	1,925
Prepaid expenses and other assets	6,771	1,969	6,198	4,484
Total current assets	228,289	198,277	198,891	165,132
Property and equipment, net	38,726	33,926	34,379	27,935
Goodwill	444,850	444,850	444,850	444,850
Tradename and other intangible assets, net	233,291	233,625	233,742	234,359
Other assets	5,185	6,453	6,841	7,002
Total assets	950,341	917,131	918,703	879,278
Current liabilities:
Current portion of long-term debt	3,367	7,794	3,350	7,012
Accounts payable	50,995	50,498	44,600	37,364
Income taxes payable		4,702		7,032
Accrued expenses	31,321	27,640	28,895	25,477
Total current liabilities	85,683	90,634	76,845	76,885
Revolving credit facility	18,054		22,667
Long-term debt	209,080	313,493	318,619	261,467
Deferred income taxes	91,673	93,256	93,782	94,434
Other long-term liabilities	4,099	2,913	2,872	2,353
Total liabilities	$ 408,589	$ 500,296	$ 514,785	435,139
Stockholders' equity:
Preferred stock, Value
Common stock, Value	$ 59
Additional paid-in capital	532,182	$ 393,078	$ 392,169	423,668
Retained earnings	9,597	23,738	11,730	20,423
Treasury stock	(86)	(29)	(29)
Total stockholders' equity	541,752	416,835	403,918	444,139
Total liabilities and stockholders' equity	950,341	917,131	918,703	879,278
Common Stock Class A [Member]
Stockholders' equity:
Common stock, Value		48	48	$ 48
Common Stock Class B [Member]
Stockholders' equity:
Common stock, Value	$ 0	$ 0	$ 0